UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross, LLC.
Address:	125 Summer Street
		Boston, MA 02110

13F File Number: 028-13512

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Edward E. Wendell, Jr.
Title:	Principal
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Edward E. Wendell, Jr., Chief Compliance Officer	Boston, MA	October 29, 2012

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		7

Form 13F Information Table Value Total:		$        2,749,529,000










List of Other Included Managers:			None.


                                                                        FORM 13F INFORMATION TABLE



Column 1                                Column 2   Column 3  Column 4 Column 5                Column 6   Column 7Column8

                                                              VALUE    SHARES/         SH/PUT/ INVESTMENT OTHER   VOTING AUTHORITY
NAME OF ISSUER                        TITLE OF CLCUSIP     (x$1000) PRN AMT      PRNCALL DISCRETION MANAGERSSOLE  SHARED
NONE

ANGLO AMERICAN PLC ADR                    ADR        03485P201   139,669       9,520,409sh      Sole                   822,101
ITAU UNIBANCO HOLDINGS S.A. - ADR         ADR        465562106   475,495      31,118,795sh      Sole                 2,053,227
PETROLEO BRASILEIRO S.A.- ADR             ADR        71654V408       514          22,408sh      Sole                         0
ROYAL DUTCH SHELL - ADR A                 ADR        780259206   191,062       2,752,663sh      Sole                   170,755
TAIWAN SEMICONDUCTOR-SP ADR               Spsrd ADR  874039100   650,339      41,108,636sh      Sole                 3,798,448
FREEPORT-MCMORAN COPPER                   Common     35671d857   870,375      21,990,269sh      Sole                 1,491,795
POTASH CORP OF SASKATCHEWAN               Common     73755L107   422,075       9,720,761sh      Sole                   804,713
